Deposits and Other Demand Liabilities and Time Deposits - Schedule of Deposits and Other Demand Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits And Other Demand Liabilities [abstract]
Checking accounts	$ 4,664,214	$ 4,038,467
Other deposits and demand accounts	2,556,021	1,852,355
Advance payments received from customers	38,199	40,032
Other demand liabilities	317,661	266,552
Totals	$ 7,576,095	$ 6,197,406